Net Change in Operating Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Decrease (increase) in operating assets:
Accounts receivable	$ 88,997	$ (42,250)	$ (52,805)	$ (15,200)	$ 125
Inventory	13,202	(39,408)	(54,343)	(6,872)	(13,557)
Prepaid expenses and other assets	7,174	(1,596)	(6,363)	251	360
Increase (decrease) in operating liabilities:
Accounts payable	(43,223)	(7,099)	16,233	3,797	(254)
Income tax payable	(39,483)	0	(17,832)	0	0
Interest payable	(9,704)	0
Asset retirement obligation	0	(581)	(1,030)	(632)	(387)
Accrued expenses	(49,044)	2,245	6,151	(1,481)	5,749
Net change in operating assets and liabilities (Note 22)	$ (32,081)	$ (88,689)	$ (109,989)	$ (20,137)	$ (7,964)